SUPPLEMENTAL CASH FLOW INFORMATION	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

11.    SUPPLEMENTAL CASH FLOW INFORMATION

Investing and financing activities that do not have a direct impact on current cash flows are excluded from the statement of cash flows.

During the nine months ended December 31, 2015;

i)	the Company issued 30,000 shares of common stock having a fair value of $23,959 based on their quoted market price as a bonus in connection with the advance of a loan;

ii)

the Company issued 2,083,333 common shares having a fair value of $1,525,000 based on their quoted market price upon the conversion of a convertible note payable in the amount of $2,000,000. Also, in connection with this debt conversion, the Company also issued 1,041,667 share purchase warrants having a fair value of $206,667 at their inception.

iii)	the Company reallocated $690,885 from additional paid-in capital to derivative liability in respect of the fair value of non-employee share purchase options that had vested.

During the nine months ended December 31, 2014:

i)	the Company issued 2,564,705 common shares valued at $1,000,100 based on the carrying value of the convertible debenture upon its conversion;

ii)	the Company recorded a beneficial conversion feature of $176,488 in respect of a qualifying transaction recorded in connection with the convertible debenture;

iii)	The Company recorded a credit to additional paid-in capital of $162,890 representing the carrying values of the net assets acquired in a reverse merger recapitalization transaction.

These transactions have been excluded from the statement of cash flows.

10.	SUPPLEMENTAL CASH FLOW INFORMATION

Investing and financing activities that affect recognized assets or liabilities but that do not result in cash receipts or cash payments are excluded from the consolidated statements of cash flows. During the year ended March 31, 2015, the following transactions were excluded from the consolidated statement of cash flows:

(a)	The Company issued 2,564,705 common shares valued at $1,000,100 based on the carrying value of the convertible debenture upon its conversion. (Note 4)

(b)	The Company recorded a beneficial conversion feature of $176,488 in respect of a qualifying transaction recorded in connection with the convertible debenture ( Note 4)

(c)	The Company recorded a credit to additional paid-in capital of $162,890 representing the carrying values of the net assets acquired in a reverse merger recapitalization transaction. (Note 3).